SHARE CAPITAL (Options and Warrants Issued to Non-Employees) (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	May 14, 2012 USD ($)	Dec. 31, 2011 ILS	Apr. 11, 2011 Options and Warrants Nonemployees [Member] USD ($)
Stockholders' Equity [Line Items]
Options granted, exercise price	$ 5.27						$ 0.0
Options granted	283,500						1,167
Common stock, shares authorized	20,000,000				20,000,000	2,000,000	1,167
Vesting period of shares issued							4
Common stock, par value per share				0.6	$ 0.6	0.6	$ 0.6
Share-based payments	$ 549	$ 603	$ 737				$ 1